Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional amount	$ 1,359,000	$ 2,185,000
Fair value of yield maintenance provisions	17,000	56,000
Net gain/loss recognised of fair value of yield maintenance provisions	0	0
Yield maintenance provisions (embedded derivatives)	17,000	56,000
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount	1,359,000	2,185,000
Interest-rate swaps	104,000
Interest Rate Commitments [Member]
Derivative [Line Items]
Fair value of yield maintenance provisions	721,000	11,000
Notional Amount, Assets	55,220,000	2,390,000
Yield maintenance provisions (embedded derivatives)	$ 721,000	$ 11,000